Risk Management and Use of Derivative Financial Instruments (Narratives) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of Derivative Instruments
Aggregate derivative net liability position	$ 7.9	$ 7.9	$ 4.3
Loss on contract termination d ue to defaults		8.5	4.7
Footnote Details
Derivative instruments ineffective portions reclassification from accumulated OCI to income
Foreign Currency Derivative Contract [Member]
Summary of Derivative Instruments
Amount of gain (loss) reclassified from OCI into income (effective portion)		0.2
Interest Rate Swaps And Cap [Member]
Summary of Derivative Instruments
Amount of gain (loss) reclassified from OCI into income (effective portion)		$ 1.2